Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net earnings	$ 3,246	$ 2,993	$ 3,165
Other comprehensive income (loss), net of tax
Marketable securities	0	0	1
Pension plans	66	32	(59)
Unrealized gains (losses) on designated hedges	11	(8)	(13)
Financial statement translation	(471)	99	(124)
Total other comprehensive income (loss), net of tax	(394)	123	(195)
Comprehensive income	$ 2,852	$ 3,116	$ 2,970